SHAREHOLDERS EQUITY	6 Months Ended
Jun. 30, 2024
SHAREHOLDERS EQUITY

NOTE 4 - SHAREHOLDERS EQUITY

a)	During the six months ended June 30, 2023, the Company issued 65,000 shares in respect of 65,000 warrants that were exercised for gross proceeds of $99 (note 3 (c) and note 5 (a)).

b)	During the six months ended June 30, 2023, the Company issued 30,000 shares in respect of 30,000 RSUs that were exercised (note 5 (c)).

c)	On March 20, 2023, the Company closed a private placement for gross proceeds of $2,604 through the issuance of 1,783,561 units (“Units”) at a price per Unit of US$1.46 (CAD$1.95). Each Unit consists of one common share and one half of one common share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 891,778 Warrants were issued with an exercise price of CAD$2.35 (US$1.75) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 891,778 common shares (“March 2023 Private Placement Warrants”). A finder’s fee of $208 (CAD$290) was paid and 142,685 March 2023 Private Placement Warrants were issued in connection with the private placement.

d)	On June 15 and on June 20, 2023, the Company closed registered direct offerings for gross proceeds of $6,873 through the issuance of 3,818,275 units (“Units”) at a price per Unit of US$1.80 (CAD$2.41). Each Unit consists of one common share and one half of one common share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 1,909,134 Warrants were issued with an exercise price of CAD$2.93 (US$2.20) The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 1,909,134 common shares (“June 2023 Registered Direct Offerings Warrants”). A finder’s fee of $550 (CAD$733) was paid and 305,462 non-registered warrants were issued in connection with the Registered Direct Offerings.

e)	On January 4, 2024, the Company closed a registered direct offering for gross proceeds of $3,227 through the issuance of 2,806,302 units (“January 2024 Units”) at a price per Unit of $1.15 (CAD$1.36). Each January 2024 Unit consists of one Common Share and one half of one Common Share purchase warrant (each whole such warrant a “Warrant”). An aggregate of 1,403,151 Warrants were issued with an exercise price of CAD$2.05 ($1.50) per share. The Warrants have a term of two years and if fully exercised, will result in the issuance of an additional 1,403,151 Common Shares (“January 2024 Registered Direct Offerings Warrants”). A finder’s fee of $258 (CAD$348 thousand) was paid and 224,504 January 2024 Registered Direct Offerings Warrants were issued in connection with the registered direct Offering.

f)

On April 2, 2024, the Company closed a registered direct offering for gross proceeds of approximately $3,300 at a purchase price of $0.35 per share and issued an aggregate of 9,480,500 common shares in the registered direct offering.

In addition, on April 2, 2024 the Company entered into binding agreements with certain investors to issue 4,147,326 common shares and pre-funded warrants to purchase up to 2,697,168 common shares in a private placement at a purchase price of $0.35 per share and $0.3499 per pre-funded warrant, for gross proceeds of approximately $2,400. Each pre-funded warrant has an exercise price of $0.001 per share and will expire when exercised in full. The April 2024 Private Placement was expected to close within 60 days of April 2, 2024, subject to satisfaction of closing conditions, including no material adverse effect with respect to the Company between the dates of signing and closing. The April 2024 Private Placement closed on August 12, 2024, with the Company raising a total of $2,395.

In connection with the registered direct offering, the Company has issued certain non-U.S. residents 734,440 common shares as finders fees. These common shares and the common shares issued in the private placement have been issued pursuant to an exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended, for transactions not involving a public offering and Rule 506(b) promulgated thereunder, as applicable.

Additionally, certain directors and officers of the Company participated in the registered direct offering and the private placement in an amount of $525 (the “Insider Participation”). The Insider Participation transaction is considered a “related party transaction” within the meaning of Canadian Securities Administrators Multilateral Instrument 61-101 - Protection of Minority Security Holders in Special Transactions (“MI 61- 101”). The Company expects to rely on exemptions from the formal valuation and minority approval requirements in sections 5.5(a) and 5.7(1)(a) of MI 61-101 in respect of the Insider Participation.

g)	During the six months ended June 30, 2024, the Company issued 811,670 shares in respect of 811,670 RSUs that were exercised (note 5 (c)).

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)